Taxes - Summary Of Outstanding Amount Of Settlement Year (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Tax Liabilities [line items]
Total	$ 608	$ 1,545
Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [line items]
Total	1
Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	607
Later Than One Year [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later Than One Year [member] | Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [line items]
Total	1
Later Than One Year [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	55
Later than one year and not later than two years [member]
Disclosure Of Tax Liabilities [line items]
Total	55
Later than one year and not later than two years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	55
Later than two years and not later than three years [member]
Disclosure Of Tax Liabilities [line items]
Total	55
Later than two years and not later than three years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	55
Later than three years and not later than four years [member]
Disclosure Of Tax Liabilities [line items]
Total	55
Later than three years and not later than four years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	55
Later than four years and not later than five years [member]
Disclosure Of Tax Liabilities [line items]
Total	55
Later than four years and not later than five years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	55
Later than five years [member]
Disclosure Of Tax Liabilities [line items]
Total	332
Later than five years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	$ 332